Organization and Principal Activities (Details) - USD ($) $ in Millions				12 Months Ended
	Aug. 03, 2020	May 05, 2020	May 31, 2017	Dec. 31, 2021
Organization and Principal Activities (Details) [Line Items]
Issuance of consumer credit				$ 100.0
Variable interest entity		100.00%
XRF Subsidiaries [Member]
Organization and Principal Activities (Details) [Line Items]
Exchange for cash consideration	$ 3.5
American Depository Shares [Member] | IPO [Member]
Organization and Principal Activities (Details) [Line Items]
Sold of ADS shares (in Shares)			11,500,000